RECOVERABLE VALUE OF LONG-TERM ASSETS - Reversal or recogization of Impairment loss Distribution Segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	R$ 640,631	R$ 5,681,018	R$ 5,979,596
CLASSIFICATION - HELD FOR SALE	(102,950)
Balance at end of the year	16,681,420
Distribution
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	237,056
Balance at end of the year		237,056
Distribution | Concession
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	237,056	458,221
Additions		96,056
Reversals	(173,979)	(317,221)
CLASSIFICATION - HELD FOR SALE	(63,077)
Balance at end of the year		237,056	458,221
Distribution | Amazonas Distribuidora
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	63,610
Additions		63,610
Reversals	(63,610)
Balance at end of the year		63,610
Distribution | Cepisa
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	90,885	290,247
Reversals	(61,755)	(199,362)
CLASSIFICATION - HELD FOR SALE	(29,130)
Balance at end of the year		90,885	290,247
Distribution | Eletroacre
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		90,808
Reversals		(90,808)
Balance at end of the year			90,808
Distribution | Ceron
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	35,247	59,885
Reversals	(10,731)	(24,638)
CLASSIFICATION - HELD FOR SALE	(24,516)
Balance at end of the year		35,247	59,885
Distribution | CEAL
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	32,446
Additions		32,446
Reversals	(32,446)
Balance at end of the year		32,446
Distribution | Boa Vista
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	14,868	17,281
Reversals	(5,437)	(2,413)
CLASSIFICATION - HELD FOR SALE	(9,431)
Balance at end of the year		14,868	17,281
Management
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	16,107,910
CLASSIFICATION - HELD FOR SALE	(23,474)
Balance at end of the year	R$ 264,253	16,107,910
Management | Ceron
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		59,885	84,503
Reversals			(24,618)
Balance at end of the year			59,885
Management | Boa Vista
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		R$ 77,400
Additions			77,400
Balance at end of the year			R$ 77,400